Business Combination - 2015 Acquisitions of Network Partners (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Oct. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Consideration:
Goodwill		$ 651,913	¥ 4,241,541	¥ 4,157,111	¥ 4,091,219
2015 Acquisitions of Network Partners
Consideration:
Ordinary shares	¥ 1,281,015
Cash	57,673
Total	1,338,688
Fair value of the Group's existing equity interests at the time of acquisition	431,022
Less: Fair value of fixed assets acquired	57,673
Goodwill	¥ 1,712,037